INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule Of Loss Before Taxes
	Year ended December 31,
	2015	2014	2013

Domestic (Israel)	$20,410	$11,138	$13,859
Foreign	(637)	(404)	(276)

	$19,773	$10,734	$13,583

Summary Of Deferred Tax Assets And Liabilities
	December 31,
	2015	2014

Operating loss carry forward	$48,960	$49,238
Research and development credit	3,993	4,018
Accrued social benefits and other	870	1,183
Property and equipment	(145)	(365)

Deferred tax asset before valuation allowance	53,678	54,074
Valuation allowance	(53,678)	(54,074)

Net deferred tax asset	$-	$-